Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and Cash Equivalents	$ 1,385,275	$ 249,521
Restricted Cash	142,688	165,145
Accounts Receivable, Net	492,752	226,614
Inventory, Net	344,654	221,868
Other Current Assets	310,657	122,101
Total Current Assets	2,676,026	985,249
PROPERTY AND EQUIPMENT, NET	38,189	22,027
OTHER ASSETS
Intangible Assets, Net		6,666
Other Assets	273,419	231,624
Total Other Assets	273,419	238,290
Total Assets	2,987,634	1,245,566
CURRENT LIABILITIES
Accounts and Other Payables	2,955,826	3,157,810
Due to Related Parties	300,000	512,711
Short Term Debt	50,000	865,988
Current Portion of Long-Term Debt	120,284
Total Current Liabilities	3,426,110	4,536,509
LONG-TERM DEBT	338,803
LONG-TERM DIVIDENDS PAYABLE		415,625
Preferred stock, value
Common Stock, $0.00001 par value; 25,000,000 shares authorized; 9,668,369 and 6,583,924, 13,167,849 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	97	66
Additional Paid-In Capital	40,727	34,769
Accumulated Comprehensive Loss	(143,493)	(153,254)
Accumulated Deficit	(41,361,401)	(38,322,456)
Total Stockholders’ Equity (Deficit)	(777,279)	(3,706,568)
Total Liabilities and Stockholders’ Equity	2,987,634	1,245,566
Series B Preferred Stock [Member]
CURRENT LIABILITIES
Preferred stock, value